Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Sep. 13, 2019
Entity Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 13, 2019
Document Effective Date	Sep. 13, 2019
Prospectus Date	Sep. 13, 2019